Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Proceeds from bank loan	$ 50,000			$ 25,000
Repayments of bank debt	50,000		$ 25,000	$ 25,000
Interest expense	$ 11	$ 0	$ 355
Minimum
Short-term Debt [Line Items]
Interest rate				0.78%
Maximum
Short-term Debt [Line Items]
Interest rate				2.95%